SCHEDULE OF RECONCILIATION OF MOVEMENTS IN PROPERTY, PLANT AND EQUIPMENT BY ASSET CATEGORY (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
IfrsStatementLineItems [Line Items]
Opening net carrying amount	$ 42,285	$ 69,333
Additions during year	594,693	38,100
Disposals during year
Depreciation expense	(179,800)	(65,148)
Closing net carrying amount	457,178	42,285
Laboratory Equipment [Member]
IfrsStatementLineItems [Line Items]
Opening net carrying amount	20,851	40,512
Additions during year	557,655	22,827
Disposals during year
Depreciation expense	(165,617)	(42,488)
Closing net carrying amount	412,889	20,851
Computer Equipment [Member]
IfrsStatementLineItems [Line Items]
Opening net carrying amount	21,434	28,397
Additions during year	26,543	15,273
Disposals during year
Depreciation expense	(13,060)	(22,236)
Closing net carrying amount	34,917	21,434
Office equipment [member]
IfrsStatementLineItems [Line Items]
Opening net carrying amount
Additions during year	10,495
Disposals during year
Depreciation expense	(1,123)
Closing net carrying amount	9,372
Leasehold Improvements [Member]
IfrsStatementLineItems [Line Items]
Opening net carrying amount		424
Additions during year
Disposals during year
Depreciation expense		(424)
Closing net carrying amount